SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 24, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 ₪ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 23, 2026 USD ($)	Dec. 31, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized					$ 20,000,000
Common Stock, Shares Authorized | shares					200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share | (per share)				₪ 0.1	$ 0.1		$ 0.1
Weighted average remaining vesting period of granted shares		2 years 4 months 6 days
Shares available for future issuance | shares					1,248,281
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in private placement | shares	5,000,000
Shares issued, price per share | $ / shares	$ 8
Shares issued in consideration for extinguishment of debt	$ 8,590
Number of shares issued in consideration for extinguishment of debt | shares	1,249,995
Proceeds from issuance of private placement	$ 37,691
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options					$ 11,379
Granted | shares		370,259	1,496,627
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 6,043	$ 5,392
Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Repurchase Program, Authorized, Amount						$ 40,000